Fair Value Measurements - Quantitative Information on Significant Internally-Priced Level 3 Assets and Liabilities (Details)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance recoverable on market risk benefits	$ 29,076,000,000	$ 29,076,000,000	$ 32,877,000,000	$ 32,877,000,000	$ 35,156,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	1,664,000,000	1,664,000,000	690,000,000
Market risk benefit - liabilities	$ 5,662,000,000	5,662,000,000	$ 8,033,000,000	8,033,000,000	$ 10,690,000,000
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000		1,664,000,000
Market risk benefit - liabilities		5,662,000,000		8,033,000,000
Level 3 | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000
Market risk benefit - liabilities		$ 5,662,000,000		$ 8,033,000,000
Level 3 | Minimum | Discounted cash flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.0001		0.0001
Market risk benefit, assets, measurement input		0.0001		0.0001
Market risk benefit, liabilities, measurement input		0.0001		0.0001
Level 3 | Minimum | Discounted cash flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.0297		0.0333
Market risk benefit, assets, measurement input		0.0005		0.0007
Market risk benefit, liabilities, measurement input		0.0005		0.0007
Level 3 | Minimum | Discounted cash flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.0000		0.0000
Market risk benefit, assets, measurement input		0.0000		0.0000
Market risk benefit, liabilities, measurement input		0.0000		0.0000
Level 3 | Minimum | Discounted cash flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.4750		0.3750
Market risk benefit, assets, measurement input		0.1125		0.1125
Market risk benefit, liabilities, measurement input		0.1125		0.1125
Level 3 | Minimum | Discounted cash flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.0064		0.0011
Market risk benefit, assets, measurement input		0.0064		0.0011
Market risk benefit, liabilities, measurement input		0.0064		0.0011
Level 3 | Minimum | Discounted cash flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.1850		0.1850
Market risk benefit, assets, measurement input		0.1850		0.1850
Market risk benefit, liabilities, measurement input		0.1850		0.1850
Level 3 | Maximum | Discounted cash flow | Mortality
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.2333		0.2342
Market risk benefit, assets, measurement input		0.2333		0.2342
Market risk benefit, liabilities, measurement input		0.2333		0.2342
Level 3 | Maximum | Discounted cash flow | Lapse
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.0810		0.0904
Market risk benefit, assets, measurement input		0.4128		0.3088
Market risk benefit, liabilities, measurement input		0.4128		0.3088
Level 3 | Maximum | Discounted cash flow | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.2000		0.2000
Market risk benefit, assets, measurement input		1.0000		1.0000
Market risk benefit, liabilities, measurement input		1.0000		1.0000
Level 3 | Maximum | Discounted cash flow | Withdrawal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.5250		0.4500
Market risk benefit, assets, measurement input		1.0000		1.0000
Market risk benefit, liabilities, measurement input		1.0000		1.0000
Level 3 | Maximum | Discounted cash flow | Nonperformance risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.0227		0.0150
Market risk benefit, assets, measurement input		0.0227		0.0150
Market risk benefit, liabilities, measurement input		0.0227		0.0150
Level 3 | Maximum | Discounted cash flow | Long-term Equity Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
GMB reinsurance recoverable, measurement input		0.2368		0.2206
Market risk benefit, assets, measurement input		0.2368		0.2206
Market risk benefit, liabilities, measurement input		0.2368		0.2206